Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade and other payables
Trade payables	$ 1,469	$ 1,112
Other payables and accruals	436	441
Amounts owed to parent company		3
Other tax and social security payable	49	34
Payables and accruals for exceptional items	34	32
Total	$ 1,988	$ 1,622	$ 957	$ 976